RELATED PARTY TRANSACTIONS (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 12,767,974	$ 13,862,211
Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 7,216,899	7,766,508
Jamaica Avenue At 169th Street [Member]
Related Party Transaction [Line Items]
Expiration Date	May 31, 2035
Jamaica Avenue At 169th Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 10,600,247	11,430,657
Jamaica Avenue At 169th Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 4,905,360	5,210,087
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Expiration Date	Apr. 30, 2031
504-506 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 2,167,727	2,431,554
504-506 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 2,311,539	$ 2,556,421